Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
Significant Accounting Policies [Abstract]
Significant Accounting Policies:
2. Significant Accounting Policies:
A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2014, filed with the SEC on March 10, 2015 (the "Consolidated Financial Statements for the year ended December 31, 2014"). There have been no material changes to these policies in the six-month period ended June 30, 2015.
Additional accounting policies
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but over which it does not exercise control. Investments in these entities are accounted for by the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost or at fair value in case of a retained investment in the common stock of an investee in a deconsolidation transaction, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of the Company, the following entity is included as affiliate and is accounted for under the equity method for the period during which such entity was an affiliate of the Company:
(i) Ocean Rig and its subsidiaries (ownership interest as of June 30, 2015 was 47.2%).